Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 1,892	$ 3,301
Short-term interest-bearing deposits	17,615	20,195
Prepaid expenses and other receivables	1,811	2,299
Assets classified as held for sale	6	198
Total Current Assets	21,324	25,993
Non-Current Assets
Property and equipment, net	490	625
Other assets	784	1,069
Total Non-Current Assets	1,274	1,694
TOTAL ASSETS	22,598	27,687
Current Liabilities
Accounts payable trade	542	811
Accrued expenses and other liabilities	2,786	2,846
Liability classified as held for sale		142
Total Current Liabilities	3,328	3,799
Non-Current Liabilities
Other long-term liabilities	216	299
Total Non-Current Liabilities	216	299
Commitments and Contingent Liabilities
TOTAL LIABILITIES	3,544	4,098
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.40 par value: Authorized: 45,000,000 shares as of June 30, 2025 and December 31, 2024; Issued and outstanding: 23,858,301 and 23,650,989 as of June 30, 2025 and December 31, 2024, respectively;	2,708	2,685
Additional paid in capital	147,672	146,910
Foreign currency translation adjustments	1,101	1,101
Accumulated deficit	(132,427)	(127,107)
TOTAL SHAREHOLDERS’ EQUITY	19,054	23,589
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 22,598	$ 27,687